Accounts and Transactions with Related Parties - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Petroleos delta, S. A. [member] | Purchase of jet fuel [member]
Disclosure of transactions between related parties [line items]
Related party	$ 102,702	$ 376,765	$ 398,733
ASSA compania de seguros, S. A. [member] | Insurance [member]
Disclosure of transactions between related parties [line items]
Related party	7,147	11,215	9,735
Desarrollo inmobiliario del este, S. A. [member] | Property leasing [member]
Disclosure of transactions between related parties [line items]
Related party	3,301	4,017	3,838
Profuturo administradora de fondos de pension y cesantia [member] | Payments [member]
Disclosure of transactions between related parties [line items]
Related party	2,839	5,145	4,716
Motta International [member] | Purchase [member]
Disclosure of transactions between related parties [line items]
Related party	550	1,854	1,585
Cable Onda, S. A. [member] | Communications [member]
Disclosure of transactions between related parties [line items]
Related party	703	1,396	1,687
GBM International, Inc. [member] | Technological support [member]
Disclosure of transactions between related parties [line items]
Related party	146	240	231
Galindo, arias and lopez [member] | Legal services [member]
Disclosure of transactions between related parties [line items]
Related party	236	309	490
Global Brands Panama, S. A. [member] | Purchase [member]
Disclosure of transactions between related parties [line items]
Related party	31	108	55
Panama air cargo terminal [member] | Handling [member]
Disclosure of transactions between related parties [line items]
Related party	2,037	3,522	5,849
Televisora Nacional, S.A. [member] | Communications [member]
Disclosure of transactions between related parties [line items]
Related party	13	0	0
Banco general, S. A. [member] | Interest income [member]
Disclosure of transactions between related parties [line items]
Related party	$ (2,657)	$ (4,181)	$ (3,781)